Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Cash flows from operating activities:
Net income	$ 1,077,392	$ 810,227	$ 564,758
Non-cash adjustments:
Depreciation of property, plant and equipment	3,855	1,377	772
Non-cash operating lease expense	46,979	60,107	10,578
Allowance for expected credit loss	44,765	335	(33,351)
(Increase) Decrease In:
Accounts receivable	(350,767)	(285,640)	(40,500)
Other current assets	(6,028)	(146,442)	(26,883)
Other current assets – related party	(169,834)
Contract assets	(120,380)	(71,910)	(43,808)
Increase (Decrease) In:
Accounts payable	1,290,186	344,664	382,881
Accounts payable – related party	(175,479)	175,479
Other payables and accrued liabilities	320,152	(5,415)	(4,550)
Contract liabilities		(24,157)	24,157
Tax payables	102,896	(13,975)	55,954
Operating lease liabilities	(41,906)	(61,605)	(14,922)
Net cash provided by operating activities	2,021,831	783,045	875,086
Cash flows used in investing activities:
Purchases of property, plant and equipment	(7,455)	(9,247)	(1,192)
Net cash used in investing activities	(7,455)	(9,247)	(1,192)
Cash flows used in financing activities:
Dividends paid	(1,474,359)	(1,244,502)
Advance to a related party			(222,753)
Payment of offering costs	(543,620)
Net cash used in financing activities	(2,017,979)	(1,244,502)	(222,753)
Net increase in cash and cash equivalents	(3,603)	(470,704)	651,141
Cash and cash equivalents at beginning of year	557,735	1,028,439	377,298
Cash and cash equivalents at end of year	554,132	557,735	1,028,439
Supplemental Disclosure of Cash Flow Information
Interest received	3,481	108	21
Income tax paid	(89,356)	(140,536)	(26,987)
Non-cash investing and financing activities
Dividends declared and offset against amount due from a director		226,484
Capital injection from a shareholder offset against dividends payable		126,923
Right-of-use assets obtained in exchange for new operating lease obligations	123,162	56,747	77,653
Accrual of offering costs	$ 762,821